Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common shares	Class B preferred shares	Issued share Capital	Issued share Capital Common shares	Share Premium	Share Premium Common shares	Share Premium Class B preferred shares	(Accumulated Deficit)
BALANCE at Dec. 31, 2018	$ 41,050			$ 13		$ 140,334			$ (99,297)
Loss for the period	(3,473)								(3,473)
Issuance of common shares due to conversion (Note 8)	3,136	$ 4		4		3,132
Transaction costs on issue of new common shares	0
Share-based payments (Note 9)	20					20
BALANCE at Jun. 30, 2019	40,733			17		143,486			(102,770)
BALANCE at Dec. 31, 2019	9,879			21		145,506			(135,648)
Loss for the period	(13,199)								(13,199)
Issuance of common shares due to conversion (Note 8)	815	5		5		810
Issuance of shares		$ 24,207	$ 150		$ 341		$ 23,866	$ 150
Issuance of new common shares due to exercise of Warrants	194			2		192
Transaction costs on issue of new common shares	(532)					(532)
Share-based payments (Note 9)	10					10
BALANCE at Jun. 30, 2020	$ 21,524			$ 369		$ 170,002			$ (148,847)